TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
Transamerica JPMorgan Enhanced Index VP (the “portfolio”)
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At a special meeting held on October 7, 2026, the portfolio’s investors approved a change in the portfolio’s classification from a diversified company to a non‑diversified company.
Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable, concerning the portfolio.
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PRINCIPAL INVESTMENT STRATEGIES:
The following will be added as the last sentence in the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and as the seventh paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio:
The portfolio is non‑diversified.
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PRINCIPAL RISKS:
The following risk will be added as a key risk following the “Value Investing” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for the portfolio:
Non‑Diversification – As a non‑diversified portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
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PORTFOLIO DIVERSIFICATION:
The third paragraph in the “General Description of the Trust and the Portfolios” section of the Statement of Additional Information will be deleted in its entirety and replaced with the following:
Each portfolio is classified as diversified under the 1940 Act, except for Transamerica American Funds Managed Risk VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Market Participation Strategy VP and Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP which are classified as non‑diversified. In seeking to track an index, Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP may become non‑diversified, as defined in the 1940 Act, as a result of a change in the relative market capitalization or index weighting of one or more constituents of their respective indexes. To the extent Transamerica MSCI EAFE Index VP or Transamerica S&P 500 Index VP becomes non‑diversified solely as a result of tracking its respective index (e.g., changes in weightings of one or more component securities), such portfolio will not seek shareholder approval if the portfolio shifts from diversified to non‑diversified status under such circumstances.
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Investors Should Retain this Supplement for Future Reference
October 22, 2026